Financial risk management and fair value estimates (Details 2) - Operations Center in Argentina [Member]	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Gearing ratio	31.99%	50.12%
Debt ratio	24.31%	32.37%